Equity instruments (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Changes Equity Instruments Financial Assets Held For Trading [Abstract]
Balance at beginning of year	R$ 766,333	R$ 489,770	R$ 398,461
Net additions (disposals)	1,267,243	277,462	90,696
Valuation adjustments	(4,106)	(899)	613
Balance at end of year	R$ 2,029,470	R$ 766,333	R$ 489,770